Inventories - Schedule of Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Inventories [Line Items]
Inventories	R$ 272,257	R$ 293,518
Soybean [Member]
Schedule of Inventories [Line Items]
Agricultural products	98,086	120,562
Corn [Member]
Schedule of Inventories [Line Items]
Agricultural products	47,491	15,156
Bean [Member]
Schedule of Inventories [Line Items]
Agricultural products	10,779	18,934
Cotton [Member]
Schedule of Inventories [Line Items]
Agricultural products	4,783	23,638
Other Harvests [Member]
Schedule of Inventories [Line Items]
Agricultural products	1,328	909
Agricultural Inputs [Member]
Schedule of Inventories [Line Items]
Agricultural products	84,006	71,405
Formation Costs [Member]
Schedule of Inventories [Line Items]
Agricultural products	162,467	179,199
Fair Value [Member]
Schedule of Inventories [Line Items]
Agricultural products	27,051	48,202
Adjustment to Recoverable Amount [Member]
Schedule of Inventories [Line Items]
Agricultural products	R$ (1,267)	R$ (5,288)